SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 05, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Spin off, shares transferred						10,063,249
Cash in excess of federally insured limits		$ 671,524
Allowance for doubtful accounts receivable	20,200	20,200	20,200	20,200	20,200
Allowance for doubtful accounts receivable, adjustment	0	0	0	0	0
Impairment of goodwill	1,109,852			1,109,852	730,825
Advertising expense		$ 34,999	$ 38,120	$ 54,162	$ 31,040